LOANS (Tables)	12 Months Ended
Dec. 31, 2013
LOANS
Schedule of loans

	2013	2012
Mortgage:
One-to-four-family	$97,301	$94,253
Multi-family and commercial	12,847	13,977
Home equity	10,141	12,129
Consumer and other	181	176
	120,470	120,535
Allowance for loan losses	(1,399)	(1,565)
Net deferred costs and other	75	98
Loans, net	$119,146	$119,068

Schedule of activity in the allowance for loan losses by portfolio segment

	Year ended December 31, 2013
		Multi-Family		Consumer
	One-to-Four	and	Home	and
	Family	Commercial	Equity	Other	Total

Allowances for loan losses:
Beginning balance	$1,038	$467	$59	$1	$1,565
Provision for loan losses	—	—	—	—	—
Charge-offs	(224)	(6)	—	—	(230)
Recoveries	9	5	50	—	64

Total ending allowance balance	$823	$466	$109	$1	$1,399

	Year ended December 31, 2012
Allowances for loan losses:
Beginning balance	$870	$947	$99	$1	$1,917
Provision for loan losses	722	(181)	(40)	—	501
Charge-offs	(555)	(324)	—	—	(879)
Recoveries	1	25	—	—	26

Total ending allowance balance	$1,038	$467	$59	$1	$1,565

Schedule of balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method

	December 31, 2013
		Multi-Family		Consumer
	One-to-Four	and	Home	and
	Family	Commercial	Equity	Other	Total
Allowance for loan losses:
Loans individually evaluated for impairment	$235	$139	$—	$—	$374
Loans collectively evaluated for impairment	588	327	109	1	1,025

Total ending allowance balance	$823	$466	$109	$1	$1,399

Loans:
Loans individually evaluated for impairment	$2,971	$2,652	$144	$—	$5,767
Loans collectively evaluated for impairment	94,330	10,195	9,997	181	114,703

Total ending loans balance	$97,301	$12,847	$10,141	$181	$120,470

	December 31, 2012
Allowance for loan losses:
Loans individually evaluated for impairment	$234	$118	$29	$—	$381
Loans collectively evaluated for impairment	804	349	30	1	1,184

Total ending allowance balance	$1,038	$467	$59	$1	$1,565

Loans:
Loans individually evaluated for impairment	$3,411	$2,713	$36	$—	$6,160
Loans collectively evaluated for impairment	90,842	11,264	12,093	176	114,375

Total ending loans balance	$94,253	$13,977	$12,129	$176	$120,535

Schedule of impaired loans by class of loans

	December 31, 2013
			Allowance
	Unpaid		for Loan	Average	Interest	Cash
	Principal	Recorded	Losses	Recorded	Income	Basis
	Balance	Investment	Allocated	Investment	Recognized	Recognized
With no related allowance recorded:
One-to-four family	$2,536	$2,223	$—	$2,194	$45	$—
Multi-family and commercial	2,746	1,987	—	2,004	74	—
Home equity	148	144	—	79	3	—
Subtotal	5,430	4,354	—	4,277	122	—

With an allowance recorded:
One-to-four family	826	748	235	906	24	—
Multi-family and commercial	729	665	139	682	—	—
Home equity	—	—	—	18	—	—
Subtotal	1,555	1,413	374	1,606	24	—

Total	$6,985	$5,767	$374	$5,883	$146	$—

	December 31, 2012
			Allowance
	Unpaid		for Loan	Average	Interest	Cash
	Principal	Recorded	Losses	Recorded	Income	Basis
	Balance	Investment	Allocated	Investment	Recognized	Recognized
With no related allowance recorded:
One-to-four family	$3,044	$2,389	$—	$2,574	$46	$—
Multi-family and commercial	2,306	1,619	—	1,719	86	—
Home equity	—	—	—		—	—
Subtotal	5,350	4,008	—	4,293	132	—

With an allowance recorded:
One-to-four family	1,040	1,022	234	1,025	38	—
Multi-family and commercial	1,145	1,094	118	1,016	19	—
Home equity	38	36	29	37	—	—
Subtotal	2,223	2,152	381	2,078	57	—

Total	$7,573	$6,160	$381	$6,371	$189	$—

Schedule of recorded investment in nonaccrual and loans past due over 90 days still on accrual by class of loans

			Loans Past Due Over
	Nonaccrual		90 Days Still Accruing
	2013	2012	2013	2012

One-to-four family	$1,565	$2,056	$—	$—
Multi-family and commercial	1,542	1,574	—	—
Home equity	164	175	—	—
Consumer and other	—	—	—	—

Total	$3,271	$3,805	$—	$—

Schedule of aging of the recorded investment in past due loans by class of loans

	December 31, 2013
	30 - 59	60 - 89	Greater Than
	Days	Days	90 Days	Total	Loans Not
	Past Due	Past Due	Past Due	Past Due	Past Due	Total

One-to-four family	$575	$328	$851	$1,754	$95,547	$97,301
Multi-family and commercial	—	—	524	524	12,323	12,847
Home equity	13	46	46	105	10,036	10,141
Consumer and other	—	—	—	—	181	181

Total	$588	$374	$1,421	$2,383	$118,087	$120,470

	December 31, 2012
	30 - 59	60 - 89	Greater Than
	Days	Days	90 Days	Total	Loans Not
	Past Due	Past Due	Past Due	Past Due	Past Due	Total

One-to-four family	$330	$235	$1,760	$2,325	$91,928	$94,253
Multi-family and commercial	—	—	305	305	13,672	13,977
Home equity	114	41	82	237	11,892	12,129
Consumer and other	—	—	—	—	176	176

Total	$444	$276	$2,147	$2,867	$117,668	$120,535

Schedule of recorded investment of troubled debt restructurings by accrual status and specific reserves allocated to troubled debt restructuring
	2013	2012

Accrual status	$2,359	$2,241
Non-accrual status	1,715	2,165
	4,074	4,406
Specific reserves allocated	373	311

Net	$3,701	$4,095

Schedule of loans by class modified as troubled debt restructurings

		Pre-Modification	Post-Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Loans	Investment	Investment
December 31, 2013
One-to—four family	2	$231	$242
Multi-family and commercial	—	—	—
Home equity	—	—	—
Consumer and other	—	—	—

Total	2	$231	$242

December 31, 2012
One-to—four family	1	$93	$95
Multi-family and commercial	2	577	594
Home equity	—	—	—
Consumer and other	—	—	—
Total	3	$670	$689

Schedule of loans by class modified as troubled debt restructurings for which there was a payment default within twelve months following the modification

	Number of	Recorded
	Loans	Investment

December 31, 2013
One-to—four family residences	1	$216
Multi-family and commercial properties	—	—
Home equity	—	—
Consumer and other	—	—

Total	1	$216

December 31, 2012
One-to—four family residences	—	$—
Multi-family and commercial properties	1	95
Home equity	—	—
Consumer and other	—	—

Total	1	$95

Schedule of risk category of loans by class of loans

	December 31, 2013
		Special
	Pass	Mention	Substandard	Doubtful

One-to-four family	$93,144	$201	$3,956	$—
Multi-family and commercial	2,606	4,569	5,672	—
Home equity	9,996	—	145	—
Consumer and other	181	—	—	—

Total	$105,927	$4,770	$9,773	$—

	December 31, 2012
		Special
	Pass	Mention	Substandard	Doubtful

One-to-four family	$89,595	$—	$4,658	$—
Multi-family and commercial	3,588	4,236	6,153	—
Home equity	12,093	—	36	—
Consumer and other	176	—	—	—

Total	$105,452	$4,236	$10,847	$—

Summary of loans made by the Bank
	2013	2012

Beginning balance	$992	$429
New loans	—	—
Effect of changes in related parties	(75)	589
Repayments	(63)	(26)

Ending balance	$854	$992